Summary of number and weighted average exercise prices of options (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Shareholders’ equity
Number of stock options, beginning | shares	76,024	74,371	64,735
Weighted average exercise price, beginning | $ / shares	$ 25.77	$ 28.40	$ 28.37
Number of stock options, granted | shares		12,949	21,712
Weighted average exercise price, granted | $ / shares		$ 50.65	$ 25.85
Number of stock options, exercised | shares			(1,416)
Weighted average exercise price, exercised | $ / shares			$ 11.86
Number of stock options, cancelled/forfeited | shares	(27,843)	(11,296)	(10,660)
Weighted average exercise price, cancelled/forfeited | $ / shares	$ 13.83	$ 25.71	$ 25.00
Number of stock options, ending | shares	48,181	76,024	74,371
Weighted average exercise price, ending | $ / shares	$ 31.27	$ 25.77	$ 28.40